UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(913) 660-0778

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 244-6235

Date of fiscal year end: 03/31/2018

Date of reporting period: 06/30/2017

Item 1.	Schedules of Investments (Unaudited)

DELLA PAROLA RISK OPTIMIZED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCK - 97.87%	Shares	Fair Value

Building Materials - 4.94%
Martin Marietta Materials, Inc.	1,451	$322,964

Chemicals - 19.63%
Air Products & Chemicals, Inc.	2,248	321,599
FMC Corp.	4,397	321,201
International Flavors & Fragrances, Inc.	2,371	320,085
Praxair, Inc.	2,423	321,169
		1,284,054
Commercial Services - 2.03%
Total System Services, Inc.	2,280	132,810

Computers - 2.03%
Seagate Technology PLC	3,435	133,106

Electric - 24.32%
Dominion Energy, Inc.	3,451	264,450
Edison International	3,385	264,673
Entergy Corp.	3,450	264,857
Pinnacle West Capital Corp.	3,120	265,699
Public Service Enterprise Group, Inc.	6,189	266,189
Xcel Energy, Inc.	5,776	265,003
		1,590,871
Electronics - 2.04%
Amphenol Corp. - Class A	1,810	133,614

Internet - 4.08%
Netflix, Inc. (a)	891	133,124
Symantec Corp.	4,731	133,651
		266,775
Oil & Gas - 10.50%
Anadarko Petroleum Corp.	5,039	228,468
Cimarex Energy Co.	2,430	228,444
Marathon Petroleum Corp.	4,393	229,886
		686,798
Oil & Gas Services - 14.07%
Baker Hughes, Inc.	4,236	230,904
Halliburton Co.	5,376	229,609
National Oilwell Varco, Inc.	7,045	232,062
TechnipFMC PLC (a)	8,385	228,072
		920,647
Semiconductors - 8.12%
Applied Materials, Inc.	3,217	132,894
Microchip Technology, Inc.	1,714	132,287
QUALCOMM, Inc.	2,413	133,246
Texas Instruments, Inc.	1,729	133,012
		531,439

DELLA PAROLA RISK OPTIMIZED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

COMMON STOCK - 97.87% (continued)	Shares	Fair Value

Software - 6.11%
ANSYS, Inc. (a)	1,102	$134,091
Autodesk, Inc. (a)	1,317	132,780
Synopsys, Inc. (a)	1,823	132,951
		399,822

TOTAL COMMON STOCK (Cost $6,432,926)		6,402,900

SHORT-TERM INVESTMENTS - 0.89%
Federated Government Obligations Fund - Institutional Class, 0.82% (b)	58,149	58,149
TOTAL SHORT-TERM INVESTMENTS (Cost $58,149)		58,149

TOTAL INVESTMENTS (Cost $6,491,075) – 98.76%		$6,461,049

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.24%		81,222

NET ASSETS - 100%		$6,542,271

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at June 30, 2017, is subject to change and resets daily.

PLC - Public Limited Company.

The accompanying notes are an integral part of this schedule of investments.

DELLA PAROLA RISK OPTIMIZED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Number of	Expiration	Value at	Value at	Appreciation
Description	Contracts	Date	Trade Date	June 30, 2017	(Depreciation)

CBOE VIX Future	17	July 2017	$226,441	$209,525	$(16,916)

TOTAL FUTURES CONTRACTS			$226,441	$209,525	$(16,916)

The accompanying notes are an integral part of this schedule of investments.

Della Parola Risk Optimized Equity Fund

Notes to the Schedule of Investments

June 30, 2017 (Unaudited)

The following is a summary of the significant accounting policies followed by the Della Parola Risk Optimized Equity Fund (the “Fund”) in the preparation of the Fund’s financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to Della Parola Capital Management, LLC (the “Adviser”) to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including futures, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Della Parola Risk Optimized Equity Fund

Notes to the Schedule of Investments

June 30, 2017 (Unaudited)

Fair Value Measurements (continued)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2017:

Categories (a)	Level 1	Level 2	Level 3	Total
Assets:
Common Stock (b)	$6,402,900	—	—	$6,402,900
Money market funds	58,149	—	—	58,149
Total Investments in Securities	$6,461,049	—	—	$6,461,049
Financial Derivative Instruments – Liabilities:
Future Contracts (c)	$(16,916)	—	—	$(16,916)

(a)	As of and during the period since inception from April 24, 2017 through June 30, 2017, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.
(c)	Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

The Fund recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the period since inception from April 24, 2017 through June 30, 2017.

Hedging

The Fund may engage in an ongoing hedging strategy. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Fund may enter into these transactions: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, (c) to manage the duration of a portfolio’s fixed income investments, or (d) to enhance returns.

Hedging activity in the Fund may involve the use of derivatives including, but not limited to entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures. The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer.

Derivative Instruments

The Fund may (but is not required to) use a variety of derivative instruments (including both long and short positions) in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indices and other assets.

Futures Contracts – A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

Della Parola Risk Optimized Equity Fund

Notes to the Schedule of Investments

June 30, 2017 (Unaudited)

Derivative Instruments (continued)

Securities Index Futures Contracts – Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Non-Diversified Fund

The Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments of the Fund at June 30, 2017 were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$6,474,159	$104	$(30,130)	$(30,026)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation for the Fund is attributable primarily to mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) M3Sixty Funds Trust

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	August 28, 2017

By:	/s/ Larnell Smith
Name:	Larnell Smith
Title:	Principal Financial Officer
Date:	August 28, 2017